SUMMARY OF CONSOLIDATED INCOME STATEMENT SHOWING THE AMOUNTS RELATING TO LEASES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Amortization charge of right-of-use assets	¥ 13,285	¥ 14,067	¥ 13,082
Interest expense on lease liability	25	51	¥ 75
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Amortization charge of right-of-use assets	484	1,266
Interest expense on lease liability	25	51
Right-of-use assets [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Amortization charge of right-of-use assets	12,801	12,801
Interest expense on lease liability	¥ 1,479	¥ 2,115